Cash and Cash Equivalents - Reconciliation of Profit before Income Tax to Cash Generated from Operating Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of financial assets [abstract]
Profit before income tax	¥ 4,055	¥ 4,364	[1],[2]	¥ 8,874	[1],[2],[3]
Adjustments for:
Depreciation and amortization charges	24,292	13,969	[2]	12,963	[2],[3]
Other amortization	328	339	[2]	199	[2],[3]
Impairment losses on property, plant, equipment	18	0	[1],[2]	324	[1],[2],[3]
Share of associates' results	178	(263)	[1]	(431)	[1],[3]
Share of joint ventures' results	(365)	(200)	[1]	(99)	[1],[3]
Gain on disposal of property, plant and equipment and construction in progress	(140)	(602)	[2]	(989)	[2],[3]
Changes in fair value of financial instruments	(265)	(12)	[2]	64	[2],[3]
Remeasurement of the originally held equity interests in a joint venture	(13)	0	[1]	(109)	[1],[3]
Interest income	(74)	(125)	[1]	(89)	[1],[3]
Interest expense	5,845	3,202	[2]	2,747	[2],[3]
Dividends received from other non-current financial assets and other equity instrument investments	(23)	(20)	[2]	0	[2],[3]
Dividend income from investments	0	0	[2]	(18)	[2],[3]
Exchange losses / (gains), net	1,268	2,820	[2]	(642)	[2],[3]
Changes in working capital
Increase in inventories	(179)	(77)	[2]	(34)	[2],[3]
(Decrease) /increase in contract liabilities and other non-current liabilities	(337)	450	[2]	0	[2],[3]
Increase / (decrease) in sales in advance of carriage	1,709	1,441	[2]	(567)	[2],[3]
Increase / (decrease) in deferred benefits and gains	73	(147)	[2]	362	[2],[3]
Decrease / (increase) in operating receivables	1,178	(5,322)	[2]	(281)	[2],[3]
Increase in operating payables	2,180	1,357	[2]	1,204	[2],[3]
Cash generated from operating activities	¥ 39,728	¥ 21,174	[1]	¥ 23,478	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018 and 2017, cash payments under operating leases made by the Group as a lessee of RMB9,920 million and RMB8,996 million, respectively, were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).
[3]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).